LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Total loans	$ 449,177	$ 401,246	$ 383,086
Changes in the allowance for loan losses
Balance at beginning of period	5,251	6,613	5,225
Recoveries on loans previously charged off	278	138	374
Loans charged off	(1,256)	(3,800)	(5,486)
Provision	945	2,300	6,500
Balance at end of period	5,218	5,251	6,613
Net charge off activity	978	3,662	5,112
Net charge off activity as percentage of average loans outstanding	0.23%	0.94%	1.33%
Commercial real estate
Loans
Total loans	244,966	199,201	194,859
Changes in the allowance for loan losses
Balance at beginning of period	2,823	3,460	3,284
Recoveries on loans previously charged off	52	32	18
Loans charged off	(729)	(2,267)	(2,426)
Provision	1,121	1,598	2,584
Balance at end of period	3,267	2,823	3,460
Commercial, financial, and agricultural
Loans
Total loans	80,646	92,269	68,858
Changes in the allowance for loan losses
Balance at beginning of period	1,079	1,018	1,135
Recoveries on loans previously charged off	201	21	260
Loans charged off	(40)	(579)	(1,804)
Provision	(548)	619	1,427
Balance at end of period	692	1,079	1,018
One to four family residential real estate
Loans
Total loans	87,948	77,332	75,074
Changes in the allowance for loan losses
Balance at beginning of period	1,114	1,622	23
Recoveries on loans previously charged off	7	1
Loans charged off	(399)	(490)	(416)
Provision	258	(19)	2,015
Balance at end of period	980	1,114	1,622
Consumer construction
Loans
Total loans	7,465	5,774	5,682
Commercial construction
Loans
Total loans	17,229	19,745	33,330
Changes in the allowance for loan losses
Balance at beginning of period	207	389	386
Recoveries on loans previously charged off		75	67
Loans charged off	(6)	(412)	(720)
Provision	(76)	155	656
Balance at end of period	125	207	389
Consumer
Loans
Total loans	10,923	6,925	5,283
Changes in the allowance for loan losses
Balance at beginning of period			13
Recoveries on loans previously charged off	18	9	15
Loans charged off	(82)	(52)	(9)
Provision	$ 64	$ 43	$ (19)